Investment Strategy - State Street SPDR UC Investments 90 10 Endowment Strategy Index ETF	Sep. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In seeking to track the performance of the UC Investments 90/10 Endowment Strategy Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities comprising the index it seeks to track. Prior to any change in this 80% investment policy, the Fund will provide shareholders with 60 days' notice. In addition, in seeking to track the Index, the Fund may invest in equity or fixed income securities that are not included in the Index and in securities that the Adviser determines have economic characteristics of the securities that comprise the Index. The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by the Adviser) for cash management purposes. In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. The Fund may use derivatives, including futures contracts, credit default swaps, and credit default index swaps to obtain investment exposure that the Adviser expects to correlate closely with the Index, or a portion of the Index, and in managing cash flows.The Index is designed to measure the performance of a 90% equity/10% fixed income asset allocation. The Index comprises the S&P 500 Index (the “Equity Index”) to represent the equity allocation of the Index (the “Equity Allocation”) and the S&P U.S. Investment Grade Corporate Bond 1-3 Year Index (the “Fixed Income Index”) to represent the fixed income allocation of the Index (the “Fixed Income Allocation”). The Index is rebalanced quarterly after the close of business on the third Friday in March, June, September and December so that the Equity Allocation represents 90% of the weight of the Index and the Fixed Income Allocation represents 10% of the weight of the Index. As of June 30, 2026, a significant portion of the Index comprised companies in the technology sector, although this may change from time to time. The Index is not intended to replicate the exact asset allocation of any endowment pool of the Index Provider (defined below) and, therefore, the Fund's returns may differ from the returns of the Index Provider's endowment pools.The Equity Allocation. The Equity Index is designed to measure the performance of the large-capitalization segment of the U.S. equity market. The selection universe for the Equity Index includes all U.S. common equities listed on the NYSE, NYSE Arca, NYSE American, NASDAQ Global Select Market, NASDAQ Global Market, NASDAQ Capital Market, Cboe BZX, Cboe BYX, Cboe EDGA, Cboe EDGX, or Texas Stock Exchange with unadjusted market capitalizations of at least $22.7 billion and float-adjusted market capitalizations of at least $11.35 billion at the time of inclusion. These capitalization ranges may be revised by S&P (as defined below) at any time. To be included in the Equity Index, a security (or issuer of a security, as applicable) should (i) have an annual dollar value traded to float-adjusted market capitalization ratio of 0.75 or greater at the time of addition to the S&P Composite 1500 Index (the Equity Index's parent index); (ii) trade a minimum of 250,000 shares in each of the six months leading up to the evaluation date; (iii) have a public float of at least 10%; and (iv) have positive aggregate earnings over the four most recent quarters and for the most recent quarter. In selecting securities for inclusion in the Equity Index, S&P also considers sector balance by comparing the weight of each GICS (Global Industry Classification Standard) sector in the Equity Index to its weight in the relevant market capitalization range of the S&P Total Market Index. The Equity Index is float-adjusted market capitalization weighted. The Equity Index constituents are added and removed on an as-needed basis. The Equity Index is rebalanced on a quarterly basis in March, June, September, and December. As of June 30, 2026, the Equity Index comprised 503 stocks.The Fixed Income Allocation. The S&P U.S. Investment Grade Corporate Bond 1-3 Year Index (the “Fixed Income Index”) is designed to measure the performance of U.S. dollar-denominated investment grade corporate bonds issued in the U.S. The Fixed Income Index includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, and are rated investment grade (must be Baa3/BBB- or higher using the lowest rating of Moody's Investors Service, Inc., Fitch Ratings Inc., or S&P Global Ratings). In addition, the securities must be denominated in U.S. dollars, have a minimum par amount outstanding of $250 million at each rebalancing period, and includes the following coupon types: fixed rate, zero coupon, step-up, and fixed-to-float. The following instruments are excluded from the Fixed Income Index: floating rate securities; convertible bonds; STRIPS; inflation-linked instruments, bills and sinkable bonds. The Fixed Income Index is market value weighted and the securities in the Fixed Income Index are updated on the last business day of each month. As of June 30, 2026, there were 2,036 securities in the Fixed Income Index.The Index is sponsored by UC Investments (the “Index Provider”). The Index Provider determines the composition of the Index, relative weightings of the securities in the Index, and publishes information regarding the market value of the Index. The Equity Index and Fixed Income Index (each, an “S&P Index”) are sponsored by S&P Dow Jones Indices LLC (“S&P”). S&P determines the composition of each S&P Index, relative weightings of the securities in each S&P Index and publishes information regarding the market value of each S&P Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Index is designed to measure the performance of a 90% equity/10% fixed income asset allocation. The Index comprises the S&P 500 Index (the “Equity Index”) to represent the equity allocation of the Index (the “Equity Allocation”) and the S&P U.S. Investment Grade Corporate Bond 1-3 Year Index (the “Fixed Income Index”) to represent the fixed income allocation of the Index (the “Fixed Income Allocation”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The selection universe for the Equity Index includes all U.S. common equities listed on the NYSE, NYSE Arca, NYSE American, NASDAQ Global Select Market, NASDAQ Global Market, NASDAQ Capital Market, Cboe BZX, Cboe BYX, Cboe EDGA, Cboe EDGX, or Texas Stock Exchange with unadjusted market capitalizations of at least $22.7 billion and float-adjusted market capitalizations of at least $11.35 billion at the time of inclusion. These capitalization ranges may be revised by S&P (as defined below) at any time. To be included in the Equity Index, a security (or issuer of a security, as applicable) should (i) have an annual dollar value traded to float-adjusted market capitalization ratio of 0.75 or greater at the time of addition to the S&P Composite 1500 Index (the Equity Index's parent index); (ii) trade a minimum of 250,000 shares in each of the six months leading up to the evaluation date; (iii) have a public float of at least 10%; and (iv) have positive aggregate earnings over the four most recent quarters and for the most recent quarter. In selecting securities for inclusion in the Equity Index, S&P also considers sector balance by comparing the weight of each GICS (Global Industry Classification Standard) sector in the Equity Index to its weight in the relevant market capitalization range of the S&P Total Market Index.The Fixed Income Index includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, and are rated investment grade (must be Baa3/BBB- or higher using the lowest rating of Moody's Investors Service, Inc., Fitch Ratings Inc., or S&P Global Ratings). In addition, the securities must be denominated in U.S. dollars, have a minimum par amount outstanding of $250 million at each rebalancing period, and includes the following coupon types: fixed rate, zero coupon, step-up, and fixed-to-float. The following instruments are excluded from the Fixed Income Index: floating rate securities; convertible bonds; STRIPS; inflation-linked instruments, bills and sinkable bonds.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities comprising the index it seeks to track.